Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Accounts payable	$ 6,867	$ 6,621
Other payables	$ 7,561	$ 7,561
Temporary Equity, Shares Issued (in shares)	1,150
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares outstanding (in shares)	724,658	724,658
Common stock, shares issued (in shares)	724,658	724,658
Series D Convertible Preferred Stock [Member]
Temporary Equity, Shares Issued (in shares)	1,150	0
Temporary Equity, Shares Outstanding (in shares)	1,150	0
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000
Preferred stock, shares oustanding (in shares)	9,733
Preferred stock, shares issued (in shares)	9,733
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	60,000	60,000
Preferred stock, shares oustanding (in shares)	60,000	60,000
Preferred stock, shares issued (in shares)	60,000	60,000
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	21,150	21,150
Preferred stock, shares oustanding (in shares)	21,150	21,150
Preferred stock, shares issued (in shares)	21,150	21,150
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	12,000	12,000
Preferred stock, shares oustanding (in shares)	5,775	3,150
Preferred stock, shares issued (in shares)	5,775	3,150
Series D Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000	20,000
Preferred stock, shares oustanding (in shares)	8,583	0
Preferred stock, shares issued (in shares)	8,583	0
Series E Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000	20,000
Preferred stock, shares oustanding (in shares)	684	0
Preferred stock, shares issued (in shares)	684	0
Related Party [Member]
Accounts payable	$ 2,580	$ 2,580
Other payables	$ 1,420	$ 1,420